Financial instruments - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 CAD ($) MMBTU $ / MWh	Jun. 30, 2018 USD ($) MMBTU $ / MWh	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2012 CAD ($)
Derivative [Line Items]
Commodity volumes, Gas | MMBTU						12,102,465	12,102,465
Effective portion of cash flow hedge, gain (loss)	$ 6,204,000	$ (1,198,000)	$ 3,764,000		$ 4,806,000
Other comprehensive income, foreign currency loss		(3,482)			(3,482,000)
Other comprehensive income, foreign currency translation adjustment gain (loss)	(10,370,000)	(5,036,000)	(12,816,000)		(33,696,000)
Issuance of convertible debentures, net of costs	0	282,000	0		571,944,000
Total realized loss (gain) on derivative financial instruments	276,000	(746,000)	204,000	$ (12,912,000)
Not designated as a hedge
Derivative [Line Items]
Gain (loss) on derivative	209,000	(746,000)	9,000	(13,502,000)
Total realized loss (gain) on derivative financial instruments	(452,000)	0	(872,000)	(12,670,000)
Liberty Power Group
Derivative [Line Items]
Other comprehensive income, foreign currency translation adjustment gain (loss)	11,477,000	4,862,000	$ 17,940,000		0
Bonds | Plan
Derivative [Line Items]
Debt instrument, term			10 years
Long-term debt							$ 135,000,000
Senior Unsecured Notes
Derivative [Line Items]
Long-term debt						$ 3,447,489,000		$ 3,079,551,000
Senior Unsecured Notes | Liberty Power Group | 4.82% Senior Unsecured Notes
Derivative [Line Items]
Par value												$ 150,000,000
Senior Unsecured Notes | Liberty Power Group | 4.65% Senior Unsecured Notes
Derivative [Line Items]
Par value											$ 200,000
Senior Unsecured Notes | Liberty Power Group | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Par value										$ 300,000
Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments	(452,000)	0	$ (859,000)	(12,261,000)
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas | MMBTU						9,440,000	9,440,000
Other comprehensive income, foreign currency loss	276,000	764,000	204,000		669,000
Interest rate swaps | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments	0	0	0	144,000
Energy contracts | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments	0	0	$ (13,000)	$ (553,000)
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap			10 years
Effective portion of cash flow hedge, gain (loss)	$ 301,000	$ 1,009,000	$ 981,000		$ 194,000
Minimum
Derivative [Line Items]
Forward price | $ / MWh						15.83	15.83
Maximum
Derivative [Line Items]
Forward price | $ / MWh						131.48	131.48
Weighted Average
Derivative [Line Items]
Forward price | $ / MWh						24.78	24.78
Fair value
Derivative [Line Items]
Derivative financial instruments, assets							$ 65,327,000		$ 63,546,000
Fair value | Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets							713,000
Fair value | Cash flow hedge | Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets									74,000
Fair value | Cash flow hedge | Energy contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets									109,000
Carrying amount
Derivative [Line Items]
Derivative financial instruments, assets							65,327,000		63,546,000
Carrying amount | Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets							$ 713,000
Carrying amount | Cash flow hedge | Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets									74,000
Carrying amount | Cash flow hedge | Energy contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets									$ 109,000
Non-regulated Energy Sales [Member]
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months			8,761,000
Interest expense
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months			$ 2,107,000